Summary of reconciliation of information on reportable segments (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 17,381	₨ 1,271,268	₨ 7,259,355	₨ 9,358,580
Air Ticketing [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment revenue		1,487,465	3,957,989	5,708,152
Less: customer inducement and acquisition costs		(594,426)	(1,348,471)	(2,258,887)
Revenue		893,039	2,609,518	3,449,265
Hotels And Packages [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment revenue		372,807	3,707,534	6,162,926
Less: customer inducement and acquisition costs		(199,409)	(105,736)	(1,248,506)
Revenue		173,398	3,601,798	4,914,420
Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment revenue		220,583	1,080,202	1,058,953
Less: customer inducement and acquisition costs		(15,752)	(32,163)	(64,058)
Revenue		204,831	1,048,039	994,895
Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment revenue		2,080,855	8,745,725	12,930,031
Less: customer inducement and acquisition costs		(809,587)	(1,486,370)	(3,571,451)
Revenue		₨ 1,271,268	₨ 7,259,355	₨ 9,358,580